UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Meisenbach Capital Management, Inc.
Address:	12636 High Bluff Drive, Suite 350
		San Diego, CA  92130

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark S. Meisenbach
Title:	President
Phone:	858-259-3923

Signature, Place and Date of Signing:


	Mark S. Meisenbach		San Diego, CA		February 8, 2002


Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	59,853


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
<Page


NAME OF ISSUER			TITLE OF	  CUSIP	 VALUE	  SHARES	SH/	   PUT/	INV.	OTHER	VOTING AUTH
					CLASS				 X1000			PRN	   CALL	DISC.	MGR	SOLE  SHR  NONE

ACACIA RESEARCH CORP WTS R     COMMON       9063079                 242,940      SH    CALL      SOLE       242,940
ABGENIX INC                    COMMON     00339B107      3364       100,000      SH              SOLE       100,000
ACACIA RESH CORP               COMMON       3881109       713        64,400      SH              SOLE        64,400
ACACIA RESEARCH CORP WTS R     COMMON       3881950                  84,335      SH    CALL      SOLE        84,335
ADVANCED MICRO DEVICES INC     COMMON       7903107      2379       150,000      SH              SOLE       150,000
ARIBA INC                      COMMON      4033V104      7084     1,150,000      SH              SOLE      1,150,00
AXONYX INC                     COMMON     05461R101      1021       290,000      SH              SOLE       290,000
AXONYX, INC WTS @3.91 145M     COMMON     05461R10W                 145,000      SH    CALL      SOLE       145,000
BAUSCH & LOMB INC              COMMON      71707103      1506        40,000      SH              SOLE        40,000
C-COR ELECTRONICS INC          COMMON     125010108      1457       100,000      SH              SOLE       100,000
BRIGHTPOINT INC                COMMON     109473108       236        75,000      SH              SOLE        75,000
CIENA CORPORATION              COMMON     171779101      1431       100,000      SH              SOLE       100,000
COMPAQ COMPUTER CORP           COMMON     204493100     20984     2,150,000      SH              SOLE      2,150,00
FIBERNET TELECOM GRP WTS       COMMON     W3396J107                  22,857      SH    CALL      SOLE        22,857
GATEWAY 2000 INC               COMMON     367626108      1206       150,000      SH              SOLE       150,000
INTERMUNE PHARMACEUTICALS      COMMON     45884X103      2463        50,000      SH              SOLE        50,560
LORAL SPACE & COMMUNICATIO     COMMON     G56462107       449       150,000      SH              SOLE       150,000
PALM INC                       COMMON     696642107      4462     1,150,000      SH              SOLE      1,150,00
QUALCOMM INC                   COMMON     747525103      2651        52,500      SH              SOLE        52,500
STAN LEE MEDIA INC             COMMON     85285P101         1        69,753      SH              SOLE        69,753
SUN MICROSYSTEMS INC           COMMON     866810104      3075       250,000      SH              SOLE       250,000
TRIQUINT SEMICONDUCTOR         COMMON     89674K103      1226       100,000      SH              SOLE       100,000
TEXTRON INC                    COMMON     883203101      4146       100,000      SH              SOLE       100,000




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